Note 5 - Stockholders' Equity - Schedule of Stock Warrants - 10Q (Details) - $ / shares		Jun. 30, 2026		Dec. 31, 2025		Dec. 22, 2025	Sep. 30, 2025	Jul. 02, 2025
Number of Shares (in shares)		8,541,959		3,874,885
September 2021 Warrants [Member]
Number of Shares (in shares)		268		268
Exercise Price (in dollars per share)	[1]	$ 4,875		$ 4,875
Warrants Issued in July 2025 Offering [Member]
Number of Shares (in shares)		490,000		729,200
Exercise Price (in dollars per share)		$ 4.35	[1]	$ 4.35	[1]			$ 16.25
Warrants Issued in September 2025 Offering [Member]
Number of Shares (in shares)		79,732		476,196
Exercise Price (in dollars per share)		$ 1.1877	[1]	$ 2.8543	[1]		$ 15.75
December 2025 Offering Warrants [Member]
Number of Shares (in shares)		223,899		2,273,763
Exercise Price (in dollars per share)		$ 1.1877	[1]	$ 2.8543	[1]	$ 6.125
February 2026 Warrants [Member]
Number of Shares (in shares)		432,902
Exercise Price (in dollars per share)		$ 2.31
March 2026 Warrants [Member]
Number of Shares (in shares)		1,269,316
Exercise Price (in dollars per share)		$ 1.36
May 2026 Warrants Expiring In June 2031 [Member]
Number of Shares (in shares)		1,558,886
Exercise Price (in dollars per share)		$ 1.65
May 2026 Warrants Expiring In May 2031 [Member]
Number of Shares (in shares)		3,378,380
Exercise Price (in dollars per share)		$ 1.48
May 2026 Warrants Expiring In November 2027 [Member]
Number of Shares (in shares)		675,674
Exercise Price (in dollars per share)		$ 1.45

[1]	* Reflects number of shares and exercise prices as adjusted for the January 2026 reverse stock split in accordance with terms contained within each respective warrant agreement.